Net earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net profit available to common shareholders	$ 3,747,932	$ 31,954,965	$ 1,660,474
Denominator:
Weighted average number of shares outstanding (in shares)	30,141,891	26,059,122	24,547,661
Earnings per share, basic and diluted (in dollars per share)	$ 0.12	$ 1.23	$ 0.07